Description of Business and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Minimum	Jun. 30, 2012 Maximum	Sep. 18, 2012 Hologram Business
Discontinued Operations
Cash sale price						$ 11.5
Fiscal Years
Number of weeks in fiscal year	364 days	364 days	371 days	364 days	371 days